Equity reserves	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Equity reserves [Text Block]

11. Equity reserves

At the Company's Annual General and Special Meeting of shareholders on April 30, 2020, the shareholders approved the Company's amended and restated Share Unit Plan dated April 30, 2020 (the "Share Unit Plan"). Under the Share Unit Plan, the Company is able to issue a combination of equity-settled RSUs, performance share units ("PSUs") and deferred share units ("DSUs") up to 5% of the outstanding common shares of the Company, provided that the total number of stock options and equity-settled RSUs, PSUs and DSUs do not exceed 9% of the Company's outstanding common shares. The Company's Board (at its sole discretion) may designate future grants of RSUs, PSUs and DSUs to be settled in either cash, equity or a combination thereof.

Prior to the approval of the amended and restated Share Unit Plan, the Company had an approved Restricted and Performance Share Unit Cash Plan (the "RSU Plan"). Under the RSU Plan, the Company granted share units from time to time to its directors, officers and employees. RSUs are awards for service which upon vesting and settlement entitled the recipient to receive a cash payment equal to the fair market value of a common share at the vesting date. The Board, at its sole discretion, determined any and all vesting conditions of granted RSUs.  All RSUs granted in 2020 were under this RSU Plan.

(a)   Stock options

The Company maintains a rolling stock option plan providing for the issuance of stock options to its directors, officers, employees and other service providers. Options granted vest 33% every twelve months following the grant date for a total vesting period of three years.

During the year ended December 31, 2020, the Company recognized share-based payments expense relating to stock options of $0.7 million (year ended December 31, 2019 - share-based payments expense relating to stock options of $1.0 million).

Additionally, during the year ended December 31, 2020, 1,912,775 stock options with a weighted average exercise price of C$1.33 were exercised by directors, officers and/or employees of the Company for total aggregate proceeds of $1.9 million (year ended December 31, 2019 - 403,116 stock options exercised with a weighted average exercise price of C$1.09 for total aggregate proceeds of $0.3 million)

The following table is a reconciliation of the movement in share-based options for the year:

	Number of Options	Weighted average exercise price
		C$
Balance, December 31, 2018	13,482,427	2.22
Granted	3,803,700	0.99
Exercised	(403,116)	1.09
Cancelled/Expired	(4,314,649)	2.07
Balance, December 31, 2019	12,568,362	1.93
Granted	4,676,000	1.39
Exercised	(1,912,775)	1.33
Cancelled/Expired/Forfeited	(7,000,767)	1.88
Balance, December 31, 2020	8,330,820	1.81

The fair value of the share-based options granted is determined using the Black Scholes pricing model. For all grants during the year ended December 31, 2020, the weighted average expected life, dividend yield and forfeiture rate were 3.86 years, nil and 10.68%, respectively. For all grants during the year ended 2019, the weighted average expected life, dividend yield and forfeiture rate were 3.79 years, nil and 3.10%, respectively.

Other conditions and assumptions used in the Black Scholes models were as follows:

	Number of options granted	Weighted average exercise price	Weighted average risk-free interest rate	Weighted average volatility	Weighted average Black-Scholes value assigned
		C$			C$
Year ended December 31, 2019	3,803,700	0.99	2.38%	66.93%	0.50
Year ended December 31, 2020	4,676,000	1.39	0.72%	62.92%	0.59

The following table summarizes the share-based options outstanding and exercisable as at December 31, 2020:

	Total options outstanding			Total options exercisable
Range of exercise price	Number	Weighted average contractual life (years)	Weighted average exercise price C$	Number	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	1,629,336	3.16	0.96	435,000	3.17	0.95
C$1.01-C$2.00	4,878,484	3.41	1.38	969,632	0.91	1.65
C$2.01-C$3.00	323,000	4.33	2.27	30,000	1.36	3.00
C$3.01-C$4.00	1,430,000	1.16	3.96	1,430,000	1.16	3.96
C$4.01-C$5.00	70,000	0.86	4.77	70,000	0.86	4.77
	8,330,820	2.99	1.81	2,934,632	1.37	2.76

(b) Restricted share units

The following table is a reconciliation of the movement in RSUs for the years presented:

	Number of RSUs
	December 31, 2020	December 31, 2019
Balance, beginning of year	2,243,255	1,455,180
Granted	2,371,700	2,024,553
Settled in cash	(844,361)	(481,622)
Cancelled/Forfeited	(1,349,394)	(754,856)
Balance, end of year	2,421,200	2,243,255

For all RSUs granted during the year ended December 31, 2020, the awards vest in three equal tranches over a service period of three years and had an estimated forfeiture rate of 4.22% (December 31, 2019 - 2.56%).

The RSUs granted are cash-settled awards and, therefore, represent a financial liability which is required to be marked-to-market at each reporting period-end with changes in fair value recognized in the Statement of Operations and Comprehensive Income (Loss). For the year ended December 31, 2020, the Company recognized share-based compensation expense in relation to RSUs of $1.5 million (year ended December 31, 2019 - $0.8 million).

As at December 31, 2020, the Company recognized a financial liability for cash-settled RSUs of $1.7 million (December 31, 2019 - $1.0 million). The financial liability associated with the cash-settled awards is recorded in accounts payable and accrued liabilities, for amounts expected to be settled within one year, and a separate non-current liability for amounts to be settled in excess of one year. The following table is a reconciliation of the movement in the RSU liability for the years presented:

	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	1,001	541
Awards vested during the year, net of cancelled/forfeited awards	1,460	819
Settled in cash during the year	(803)	(359)
Total RSU liability, end of year	1,658	1,001

Less: current portion of RSU liability	(1,046)	(585)
Total non-current RSU liability, end of year	612	416

(c) Phantom share units

On November 6, 2020, the Company granted 1,000,000 cash-settled phantom share units to the Chair of the Board.  The units will vest three years from the grant date, but will only become payable upon the Chair's departure from the Board or upon a change of control of the Company, in a cash settlement amount equal to the value of 1,000,000 common shares (in C$) as at the Chair's departure date or date of change of control.

Similar to the Company's RSUs, the phantom share units represent a financial liability, as they will be settled in cash, and will be marked-to-market at each reporting period end and presented in the Statement of Financial Position as a long-term incentive plan liability. For the year ended December 31, 2020, the Company recognized share-based compensation expense of $0.1 million (year ended December 31, 2019 - nil) in relation to the phantom share units and a corresponding liability is included in the long-term incentive plan liability as at December 31, 2020 (December 31, 2019 - nil).